Contract liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Contract Liabilities

Contract liabilities consists of the following:

	As at
	March 31, 2019	March 31, 2018
Current:
Payments in advance of services	$2,229	$557
Advance billings	3,092	2,104
Others	106	247

Total	$5,427	$2,908

Non-current:
Payments in advance of services	$4,950	$550
Advance billings	1,642	2
Others	17	19

Total	$6,609	$571